SHARE-BASED COMPENSATION - Disclosure of DSUs and PSUs issued and outstanding (Details) - Share	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning balance	1,786,000	2,123,000
Granted	172,000	198,000
Settled	0	(535,000)
Outstanding at ending balance	1,958,000	1,786,000
Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning balance	2,780,000	2,650,000
Granted	595,000	530,000
Settled	(875,000)	(400,000)
Outstanding at ending balance	2,500,000	2,780,000